Commitments and Contingencies	6 Months Ended
Jun. 30, 2022
Commitments and Contingencies
Commitments and Contingencies

14. Commitments and Contingencies

(a)	Commitments relating to the vessels under construction (Note 4) as of June 30, 2022, payable to Daewoo were as follows:

June 30, 2022
Period
Not later than one year	144,371
Later than one year and not later than three years	351,426
Later than three years and not later than five years	246,196
Total	741,993

(b)Future minimum lease payments receivable in relation to non-cancellable time charter agreements for vessels in operation, including vessels under a lease (Note 5), as of June 30, 2022 are as follows (30 off-hire days are assumed when each vessel will undergo scheduled dry-docking; in addition, early delivery of the vessels by the charterers or any exercise of the charterers’ options to extend the terms of the charters are not accounted for):

June 30, 2022
Period
Not later than one year	580,030
Later than one year and not later than two years	408,284
Later than two years and not later than three years	334,206
Later than three years and not later than four years	304,958
Later than four years and not later than five years	227,182
Later than five years	267,423
Total	2,122,083

Future gross minimum lease payments disclosed in the above table exclude the lease payments of the vessels that are under construction as of June 30, 2022 (Note 4).

(c)	In the period commencing September 2017 until June 2021, GasLog LNG Services Ltd. entered into new or renewed maintenance agreements with Wartsila Greece S.A. (“Wartsila”) in respect of twenty-four LNG carriers. The agreements ensure dynamic maintenance planning, technical support, security of spare parts supply, specialist technical personnel and performance monitoring.
(d)	In March 2019, GasLog LNG Services entered into an agreement with Samsung in respect of nineteen of GasLog’s vessels. The agreement covers the supply of ballast water management systems on board the vessels by Samsung and associated field, commissioning and engineering services for a firm period of six years. As of June 30, 2022, ballast water management systems had been installed on fourteen out of the nineteen vessels.
(e)	In October 2021, GasLog LNG Services entered into long term service agreements with Hyundai Global Service Europe B.V. (“Hyundai”) in respect of six of GasLog’s vessels. The agreement covers the supply of spare parts and/or services to maintain the engines of these vessels for a period of five years.

Various claims, suits and complaints, including those involving government regulations, arise in the ordinary course of the shipping business. In addition, losses may arise from disputes with charterers, environmental claims, agents and insurers and from claims with suppliers relating to the operations of the Group’s vessels. Currently, management is not aware of any such claims or contingent liabilities requiring disclosure in the unaudited condensed consolidated financial statements.